Document and Entity Information	Sep. 30, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	LIGAND PHARMACEUTICALS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33093
Entity Tax Identification Number	77-0160744
Entity Address, Address Line One	3911 Sorrento Valley Boulevard
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	550-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LGND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000886163
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	5980 Horton Street
Entity Address, Address Line Two	Suite 405
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608